LOANS AND DEBENTURES (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Value	R$ 994
Brazilian Currency [member] | Debentures Ninenth Issue First Series [Member]
IfrsStatementLineItems [Line Items]
Entry Date	December 2022
Due Date Principal	2027
Financial charges	CDI + 1.33%
Value	R$ 700
Brazilian Currency [member] | Debentures Ninenth Issue Second Series [Member]
IfrsStatementLineItems [Line Items]
Entry Date	December 2022
Due Date Principal	2029
Financial charges	IPCA + 7.6245%
Value	R$ 300
Brazilian Currency [member] | Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Value	R$ (6)